SUBSEQUENT EVENTS (Details Narrative) - USD ($)				3 Months Ended	12 Months Ended
	Jun. 02, 2022	May 09, 2022	Feb. 01, 2022	Mar. 31, 2021	Dec. 31, 2021		Dec. 31, 2020		Apr. 21, 2022	Mar. 31, 2022	Dec. 31, 2019	[2]
Subsequent Event [Line Items]
Common stock shares authorized					10,000,000,000
Balance received					$ 60,000		$ 14,000
Exercise price per share					$ 0.1					$ 0.011
Service fee					$ 67,000		$ 2,000
Additional warrants issued										10,482,659
Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued				2,208,817 [1]	45,690,956	[2]
Additional warrants issued				74,929,483	218,246,326	[2]	63,109,055	[2]		218,246,326	59,628,919
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock issued for service	2,484,472
Service fee	$ 182,000
Loan balance		$ 390,000
Stock price per share		$ 0.6
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Additional warrants issued		200,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Additional warrants issued		300,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Common stock shares authorized									10,000,000,000
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Common stock shares authorized									900,000,000
Subsequent Event [Member] | Mr Kline [Member]
Subsequent Event [Line Items]
Purchase of common stock			500,000
Options vesting description			the Options shall vest as follows: (i) 50% following 12 months from effective date and (ii) the balance of shares of Common Stock, in four (4) consecutive fiscal quarters, beginning with the quarter ended April 30, 2023
Warrant, Exercise Price, Increase			$ 0.0001
Subsequent Event [Member] | Leonite Capital LLC [Member]
Subsequent Event [Line Items]
Balance received		$ 390,000
Number of shares issued		200,000
Number of warrants issued		300,000
Exercise price per share		$ 0.6

[1]	The number of preferred and common shares outstanding were retroactively adjusted as a result of a reverse merger and reverse split. See Note 1 and Note 9.
[2]	The number of preferred and common shares outstanding were retroactively adjusted as a result of a reverse merger and reverse split. See Note 1 and Note 9.